Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Issuance costs	$ 945	$ 1,177	$ 1,177	$ 2,206
Pre-Funded Warrants and Unit Purchase Option [Member]
Issuance costs	$ 945	$ 467	$ 1,177	$ 2,206